SHAREHOLDERS' EQUITY (Summary of Employee Share Option Plan) (Details) - 12 months ended Dec. 31, 2018	$ / shares shares	$ / shares $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Number outstanding | shares	6,309,183	6,309,183
Options outstanding, Weighted average exercise price	$ 25.18	$ 25.18
Options outstanding, Weighted average remaining contractual life	4 years 3 months 4 days	4 years 3 months 4 days
Options exercisable, Number exercisable | shares	2,897,723	2,897,723
Options exercisable, Weighted average exercise price	$ 32.01	$ 32.01
Options exercisable, Weighted average remaining contractual life	2 years 9 months 7 days	2 years 9 months 7 days
$14.24 to $18.00 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Exercise price range, Lower limit	$ 14.24
Options outstanding, Exercise price range, Upper limit	$ 18.00
Options outstanding, Number outstanding | shares	2,322,635	2,322,635
Options outstanding, Weighted average exercise price	$ 14.55	$ 14.55
Options outstanding, Weighted average remaining contractual life	5 years 10 months 28 days	5 years 10 months 28 days
Options exercisable, Number exercisable | shares	28,000	28,000
Options exercisable, Weighted average exercise price	$ 17.10	$ 17.10
Options exercisable, Weighted average remaining contractual life	1 year 3 months 29 days	1 year 3 months 29 days
$18.01 to $25.08 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Exercise price range, Lower limit	$ 18.01
Options outstanding, Exercise price range, Upper limit	$ 25.08
Options outstanding, Number outstanding | shares	425,000	425,000
Options outstanding, Weighted average exercise price	$ 20.76	$ 20.76
Options outstanding, Weighted average remaining contractual life	1 year 9 months 29 days	1 year 9 months 29 days
Options exercisable, Number exercisable | shares	425,000	425,000
Options exercisable, Weighted average exercise price	$ 20.76	$ 20.76
Options exercisable, Weighted average remaining contractual life	1 year 9 months 29 days	1 year 9 months 29 days
$25.09 to $50.89 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Exercise price range, Lower limit		$ 25.09
Options outstanding, Exercise price range, Upper limit		$ 50.89
Options outstanding, Number outstanding | shares	3,561,548	3,561,548
Options outstanding, Weighted average exercise price	$ 32.65	$ 32.65
Options outstanding, Weighted average remaining contractual life	3 years 5 months 23 days	3 years 5 months 23 days
Options exercisable, Number exercisable | shares	2,444,723	2,444,723
Options exercisable, Weighted average exercise price	$ 34.14	$ 34.14
Options exercisable, Weighted average remaining contractual life	2 years 11 months 12 days	2 years 11 months 12 days